G06-040-dlp-040-a





                                             April 7, 1998


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

Re:  Dreyfus Pennsylvania Intermediate Municipal Bond Fund
     Registration Statement File No. 33-50211
     CIK No. 911745

Dear Sir/Madam:

      Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment to the Fund's Registration Statement, electronically filed with the Securities and Exchange Commission on March 26, 1998.


                                             Very truly yours,




                                             Carol A. Covelli
                                             The Dreyfus Corporation



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